Trade Receivables and Other Current Assets - Disclosure of Subsidies Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Receivables1 [abstract]
Research tax credit	$ 5,654	$ 10,703
Total subsidies receivables	$ 5,654	$ 10,703